Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 67,184	₩ 72,619
Debt instruments	394,138	162,374
Short-term financial instruments, etc.	833,245	1,057,423
Fair value of plan assets	₩ 1,294,567	₩ 1,292,416